Initial Public Offering - Additional Information (Detail)		3 Months Ended
	Mar. 11, 2021 USD ($) $ / shares shares	Mar. 11, 2021 USD ($) $ / shares
Initial Public Offering [Line Items]
Sale of shares in initial public offering, gross	23,000,000
Sale of stock issue price per share | $ / shares	$ 10.00	$ 10.00
Proceeds from issuance initial public offering | $	$ 230,000,000.0	$ 230,000,000
Offering Cost | $	$ 13,100,000	$ 13,100,000
Stock issued during period shares new shares	23,000,000
IPO [Member]
Initial Public Offering [Line Items]
Sale of shares in initial public offering, gross	23,000,000
Sale of stock issue price per share | $ / shares	$ 10.00	$ 10.00
Proceeds from issuance initial public offering | $	$ 230,000,000.0
Offering Cost | $	13,100,000	$ 13,100,000
Deferred Underwriting Commission | $	$ 8,100,000
Stock issued during period shares new shares	23,000,000
IPO [Member] | Directors and Officers [Member] | Affiliated Shares [Member]
Initial Public Offering [Line Items]
Sale of shares in initial public offering, gross	112,500
Stock issued during period shares new shares	112,500
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Sale of shares in initial public offering, gross	3,000,000
Stock issued during period shares new shares	3,000,000